Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events
Subsequent Events

Note 7 — Subsequent Events

On February 9, 2012, we placed 259,000 shares of common stock for proceeds, net of transaction costs, of $2.1 million.

On February 14, 2012, the SEC certified our common shares for listing on The Nasdaq Stock Exchange, effective that same day.  Our common shares began trading on The Nasdaq Capital Market on February 16, 2012 under the symbol “SSH.”